ACQUISITION OF Q CELLS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
ACQUISITION OF Q CELLS
3.	ACQUISITION OF Q CELLS

On February 6, 2015, the Company completed the acquisition of Q CELLS from Hanwha Solar in an all-stock transaction (the “Transaction”). The Company expects to achieve operating efficiencies and strengthen its market position pursuant to the consummation of the Transaction. The Company issued 3,701,145,330 of its ordinary shares to Hanwha Solar in exchange for the transfer of 100% of the outstanding share capital of Q CELLS by Hanwha Solar to the Company and Q CELLS became the Company’s wholly-owned subsidiary. As a result of the Transaction, Hanwha Solar’s ownership of the Company’s ordinary shares increased from approximately 45.7% to approximately 94.0%.

The Transaction is accounted for as a reverse acquisition under the acquisition method of accounting, in accordance with ASC 805, Business Combinations, Q CELLS is determined as the accounting acquirer. Consequently, the historical consolidated financial statements for all periods prior to the consummation of the Transaction on February 6, 2015 only reflect the historical consolidated financial statements of Q CELLS. Upon the consummation of the Transaction, Q CELLS applied purchase accounting to the assets and liabilities of Hanwha SolarOne.

In these unaudited interim condensed consolidated financial statements, the historical issued and outstanding ordinary shares of Q CELLS (3,302,051 ordinary shares for all periods presented prior to the Transaction) have been recast (as ordinary shares of the Company for all periods prior to the Transaction) in all periods presented.

Fair Value of Assets and Liabilities Acquired

The net purchase consideration of the Transaction is determined as the fair value of the stock of Hanwha SolarOne, the legal acquirer, adjusted by the settlement of the pre-existing relationship at the acquisition date. Consequently, the net purchase consideration is US$ 95.8 million, which is the difference between (i) the value of Hanwha SolarOne’s stock of US$100.8 million based on its closing stock price on February 6, 2015 of US$11.00 per ADS (as retrospectively adjusted to reflect the current ADS to ordinary share ratio of one ADS to fifty ordinary shares effective on June 15, 2015) and (ii) the net balance of US$5.0 million of the pre-existing receivables and payables that are due from Q CELLs to Hanwha SolarOne.

The following table summarizes the estimated fair value of the assets acquired and liabilities of Hanwha SolarOne assumed on February 6, 2015, the acquisition date:

US$
(in millions)
Cash and cash equivalents	70.2
Trade accounts receivable	156.5
Other current assets	407.8
Property, plant and equipment	614.3
Land use right	55.0
Other long-term assets	9.5

Total assets acquired	1,313.3

Short-term debt	219.4
Current portion of long-term debt	351.6
Other current liabilities	394.2
Long-term debt, net of current portion	248.6
Other long-term liabilities	4.2

Total liabilities assumed	1,218.0

Net assets acquired	95.3
Goodwill	0.5

Total fair value of purchase price consideration	95.8

The purchase price allocation described above was determined with the assistance of a third party valuation firm. The valuation report utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. As a result of the valuation, the fair value of the acquired assets and liabilities, other than the property, plant and equipment and the land use rights, approximates their carrying values. Adjustments of US$117.6 million and US$12.6 million were recorded to decrease and increase the carrying values of Hanwha SolarOne’s property, plant and equipment as well as land use rights, to their fair values, respectively. Specifically, the valuation of Hanwha SolarOne’s property, plant and equipment was performed using the depreciated replacement cost method, accompanied by an economic obsolescence factor derived from a profitability test.

The amount of net sales and net income of Hanwha SolarOne included in the Company’s unaudited interim condensed consolidated of operations from the acquisition date of February 6, 2015 to March 31, 2015 are as follows:

In millions of US$
Net sales	189.6
Net income	4.9
Comprehensive income	7.1

The following represents the pro forma consolidated income statement as if the Company and Q CELLS had been consolidated since January 1, 2014:

In millions of US$	For the year ended December 31, 2014	For the three- month period ended March 31, 2015
Net sales	1,464.1	378.7
Net loss	90.5	34.8

(4)	Business combination

Effective October 16, 2012, Hanwha Q CELLS GmbH (formerly Hanwha Solar Germany GmbH, a subsidiary of the Company formed for the purpose of the business combination), acquired the German assets and liabilities of bankrupt Q CELLS SE and all of the equity interests in foreign subsidiaries from the bankruptcy trustee of Q CELLS SE. Q CELLS SE was a manufacturer of solar cells and modules with plants in Germany and Malaysia, research and development facilities in Germany and distribution activities in a number of countries.

The acquisition of the business of Q CELLS SE is related to the strategy of Hanwha Chemical Corporation, the Company’s ultimate parent, intended to strengthen its foothold in the solar market through continuous investments and acquisitions.

Hanwha Q CELLS GmbH as buyer and the bankruptcy trustee as seller of the former Q CELLS SE business agreed to a purchase price in cash. A cash payment of $71.4 million was made on October 19, 2012 based on preliminary information about the financial condition of the business, subject to adjustment for changes in certain working capital and other items through the date of closing. The Company estimated the additional cash consideration from the adjustments less its counterclaims at €36.4 million ($47.5 million) upon aqcuisition and recorded a corresponding liability. However, Hanwha Q CELLS GmbH and the seller could not reach any mutual agreement about the amount of the various adjustments and the Company has not paid any additional amount; the dispute has resulted in ongoing legal challenges over the final amount (see note 10). The unpaid amount bears interest under the terms of the agreement which is recorded as interest expense on the statement of operations.

Hanwha Chemical Corp., Seoul, Korea has provided guarantees to the seller in respect of the unpaid outstanding purchase price.

The fair values of the identifiable assets and liabilities of the Q CELLS SE business at the date of the acquisition were as follows:

(in millions of U.S. dollars)
Assets
Cash and cash equivalents	24.4
Trade and other receivables	8.9
Inventories	104.6
Advance payments	10.6
Property, plant, and equipment	171.6
In-process development projects	8.7
Other intangible assets	22.2
Other current and non-current assets	0.5
Assets held for sale	10.0

Total assets	361.6

Liabilities
Trade and other payables	14.4
Borrowings	159.9
Accrued expenses	9.8
Other current liabilities	17.4
Warranty provision	24.3

Total liabilities	225.8

Total identifiable net assets	135.8

Gain from bargain purchase	16.6

Total purchase price	119.2

After a reassessment of the purchase price allocation, the Company determined that the transaction represents a bargain purchase. In a bargain purchase, the values ascribed to the assets and liabilities acquired exceed the consideration transferred. The sale of the business of Q CELLS SE by the bankruptcy trustee was in a distressed situation as the operations generated ongoing losses and required significant funding for an extended period of time. The Company does not believe that there were other market participants that could present a viable future to the business and placed a bid for the Q CELLS SE business. The declining liquidity of the bankrupt entity and the market situation contributed to to a bargain purchase.

The Company was formed for the purpose of the business combination and the Group had not entered into any material transactions prior to the acquisition. Accordingly the operations reported for the period from September 12, 2012 to December 31, 2012 are attributable to the acquired business from the date of the acquisition.